Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2016
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$75,273	$(9,317)	$65,956
Additions	3,112	(2,129)	983
Balance December 31, 2014	$78,385	$(11,446)	$66,939
Additions	1,266	(2,173)	(907)
Balance December 31, 2015	$79,651	(13,619)	$66,032
Additions	452	(2,204)	(1,752)
Balance December 31, 2016	$80,103	$(15,823)	$64,280

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$27,757	$(7,765)	$19,992
Additions	257	(1,256)	(999)
Balance December 31, 2014	$28,014	$(9,021)	$18,993
Additions	1,021	(1,258)	(237)
Balance December 31, 2015	$29,035	$(10,279)	$18,756
Additions	1,599	(1,289)	310
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	$29,121	$(11,568)	$17,553

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$368,628	$(93,784)	$274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	$464,968	$(111,139)	$353,829
Additions	6,188	(20,007)	(13,819)
Restructuring of capital lease	(210)	—	(210)
Balance December 31, 2015	$470,946	$(131,146)	$339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	$475,380	$(150,040)	$325,340

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$5,036	$(1,347)	$3,689
Additions	699	(524)	175
Balance December 31, 2014	$5,735	$(1,871)	$3,864
Additions	116	(708)	(592)
Balance December 31, 2015	$5,851	$(2,579)	$3,272
Additions	1,945	(718)	1,227
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	$5,613	$(3,297)	$2,316

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$476,694	$(112,213)	$364,481
Additions	100,455	(21,264)	79,191
Write-off	(47)	—	(47)
Balance December 31, 2014	$577,102	$(133,477)	$443,625
Additions	8,591	(24,146)	(15,555)
Restructuring of capital lease	(210)	—	(210)
Balance December 31, 2015	$585,483	$(157,623)	$427,860
Additions	4,734	(23,105)	(18,371)
Balance December 31, 2016	$590,217	$(180,728)	$409,489

As indicated in Note 9, certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2016 and 2015, the net book value of such assets was $650 and $688, respectively.
On June 30, 2015, Navios Logistics entered into an agreement for the restructuring of its capital leases for the Ferni H and the San San H, by extending their duration until January 2020 and April 2020, respectively, and amending the purchase price obligation to $5,325 and $5,150, respectively, payable at the end of the extended period. As of December 31, 2016, the obligations for these vessels were accounted for as capital leases and the lease payments during the years ended December 31, 2016 and 2015 for both vessels were $3,032 and $1,501, respectively.

Deposits for vessels, port terminals and other fixed assets
On February 11, 2014, Navios Logistics entered into an agreement, as amended on June 3, 2016, for the construction of three new pushboats with a purchase price of $7,344 for each pushboat. As of December 31, 2016 and December 31, 2015, Navios Logistics had paid $16,156 and $14,770, respectively, for the construction of the new pushboats which are expected to be delivered in the third quarter of 2017.
As of December 31, 2016 and December 31, 2015, Navios Logistics had paid $120,735 and $29,484, respectively, for the expansion of its dry port in Uruguay, which is currently an asset under construction.
Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $8,796 and $2,954 as of December 31, 2016 and December 31, 2015, respectively.
The following is an analysis of the leased property under capital leases:

Vessels	December 31, 2016
San San H and Ferni H	$ 32,753
Less: Accumulated amortization	(4,381)

Net book value	$ 28,372

Future minimum lease payments under capital leases together with the present value of the future minimum lease payments as of December 31, 2016, are as follows:

Payment Due by Period	December 31, 2016
2017	$ 3,199
2018	2,493
2019	2,190
2020	11,127

Total future minimum lease payments(1)	19,009
Less: amount representing interest(2)	(1,392)

Present value of future minimum lease payments(3)	$ 17,617

(1)      There are no minimum sublease rentals to be reduced by minimum payments.
(2)      Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)      Reflected in the balance sheet as obligations under capital leases.